OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES	12 Months Ended
Dec. 31, 2018
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES
NOTE 3: -	OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES

	December 31,
	2018	2017

Prepaid expenses	$736	$690
Government authorities	109	34
Receivables from foreign currency derivative contracts	-	17
Other	58	-

	$903	$741